Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Supplemental Cash Flow Information (Tables) [Line Items]
Schedule of non cash investing and financing activities
Non-Cash Investing and Financing Activities	For the six months ended June 30 2021 $	For the six months ended June 30 2020 $
Common Shares issued to settle accounts payable and accrued liabilities. (Note 4)	12,879,057	—
Common Shares issued for exploration license acquisition (Note 3)	—	27,999,997

Non-Cash Investing and Financing Activities	For the year ended December 31 2020 $	For the year ended December 31 2019 $
Common Shares issued for previous services (Note 8)	6,410,275	6,431,359
Common Shares issued for exploration license acquisition (Note 3)	27,999,997	—
Settlement of additional contribution from Allseas (Note 8)	8,333,335	—
Financing stock options issued (Note 10)	396,567	1,584,657